TAXATION - Other tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
TAXATION
Total	Rp 2,565	$ 165	Rp 2,314
The company
TAXATION
Article 4 (2) - Final tax	50		53
Article 21 - Individual income tax	79		97
Article 22 - Withholding tax on goods delivery and imports	7		8
Article 23 - Withholding tax on services delivery	48		47
Article 26 - Withholding tax on non-resident income	5		3
VAT	244		505
VAT - Tax collector	286		409
Total	719		1,122
Subsidiaries
TAXATION
Article 4 (2) - Final tax	287		214
Article 21 - Individual income tax	206		151
Article 22 - Withholding tax on goods delivery and imports	5		3
Article 23 - Withholding tax on services delivery	68		65
Article 26 - Withholding tax on non-resident income	262		14
VAT	493		745
VAT - Tax collector	525
Total	Rp 1,846		Rp 1,192